SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2023
Short-term Investments
SHORT-TERM INVESTMENTS

5.	SHORT-TERM INVESTMENTS

The Company has an aggregate of $28,636,414 in GIC’s including accumulated interest, which earn interest at rates ranging from 4.7% - 5.3% per annum and mature between April 27, 2023 and February 15, 2024.